Summary of significant accounting policies - Schedule of property and equipment, net estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2019
Computer and transmission equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, estimated useful lives	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, estimated useful lives	Over the shorter of the lease term or expected useful lives
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, estimated useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, estimated useful lives	5 years